Short Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2021
Short Term Bank Loans [Member]
Schedule of short term bank loans
Lender	December 31, 2021	Term	Effective Interest Rate
China Everbright Bank	$470,765	March 30, 2021 to March 29, 2022	4.35%
Zhejiang Tailing Bank	313,844	February 08, 2021 to February 08, 2022	5.88%
Total	784,609
Less: current portion	784,609
Long term portion	$-